Right-of-Use Assets and Operating Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of non-current assets held for sale and discontinued operations [text block] [Abstract]
Schedule of carrying amounts of right-of-use assets
	As at June 30, 2021	As at December 31, 2020
As at January 1	$4,190,351	$6,173,590
New leases	120,399	532,978
Depreciation expense	(1,223,282)	(2,506,446)
Exchange difference	(218,864)	(9,771)
Net book amount	$2,868,604	$4,190,351